Note 6 - Accrued Liabilities - Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Accrued personnel related costs	$ 266	$ 734
Accrued research and development expenses	960	176
Other accrued expenses	617	266
	$ 1,843	$ 1,176